INVENTORIES	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES

Inventory available for sale at December 31 consists of the following (in thousands):

	December 31, 2011	December 31, 2010
Raw materials	$22,936	$20,159
Precast products	6,772	6,518
Building materials for resale	1,992	1,897
Other	1,456	822
	$33,156	$29,396